Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 11,343	$ 53,063
Weighted average number of ordinary shares for basic earnings per share	197,314,600	197,971,371
Weighted average number of ordinary shares for diluted earnings per share	197,314,600	197,971,371
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, basic US$	$ 0.06	$ 0.27
Earnings attributable to ordinary equity holders of the parent, diluted US$	$ 0.06	$ 0.27